Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.07%)	0.66%		9.22%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	4.01%	9.66%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	3.01%		11.27%
Russell Microcap Growth Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.38%	1.13%	6.06%